Discontinued Operations Assets and Liabilities Held for Sale Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale	$ 55	$ 2,157
Noncurrent assets held for sale	0	630
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment		530
Disposal Group, Including Discontinued Operation, Liabilities	42	$ 1,801
Automotive Experience Interiors
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale	55
Disposal Group, Including Discontinued Operation, Liabilities	$ 42